UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: June 30, 2009
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    August 4, 2009

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 82

Form 13F Information Table Value Total: $517,140,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHSTAR RLTY FIN CORP        COM              66704R100     3432  1212608 SH       SOLE                  1212608
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    13356   597853 SH       SOLE                   597853
AMERICAN INTL GROUP INC        UNIT 99/99/9999  026874115      266    27949 SH       SOLE                    27949
ALLIANCEBERNSTEIN GBL HGH IN   COM              01879R106    14183  1380981 SH       SOLE                  1380981
ALPINE GLOBAL PREMIER PPTYS    COM SBI          02083A103     7116  1520603 SH       SOLE                  1520603
BLACKROCK LTD DURATION INC T   COM SHS          09249W101    13918  1050438 SH       SOLE                  1050438
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1440       16 SH       SOLE                       16
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     9220     3184 SH       SOLE                     3184
BLACKROCK PFD & EQ ADVANTAGE   COM              092508100     9340   966883 SH       SOLE                   966883
COMCAST CORP NEW               Cl A             20030N101     5680   392784 SH       SOLE                   392784
COMCAST CORP NEW               CL A SPL         20030N200     2344   166275 SH       SOLE                   166275
CNA FINL CORP                  COM              126117100    14721   951613 SH       SOLE                   951613
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     2074   247498 SH       SOLE                   247498
CRYSTAL RIV CAP INC            COM              229393301     5382  3057769 SH       SOLE                  3057769
DU PONT E I DE NEMOURS & CO    COM              263534109     3486   136067 SH       SOLE                   136067
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102     7496    30047 SH       SOLE                    30047
FRANKLIN UNVL TR               SH BEN INT       355145103     5059  1080949 SH       SOLE                  1080949
WESTERN ASSET VAR RT STRG FD   COM              957667108     8989   746600 SH       SOLE                   746600
GENERAL COMMUNICATION INC      CL A             369385109    10437  1506129 SH       SOLE                  1506129
HELIOS ADVANTAGE INCOME FD I   COM              42327W107     1751  1412188 SH       SOLE                  1412188
HOOPER HOLMES INC              COM              439104100     2891  6569580 SH       SOLE                  6569580
HELIOS HIGH INCOME FD INC      COM              42327X105      285   225881 SH       SOLE                   225881
HELIOS MULTI SEC HI INC FD I   COM              42327Y103     2750  3161298 SH       SOLE                  3161298
HELIOS STRATEGIC INCOME FD I   COM              42328A104      555   509612 SH       SOLE                   509612
HELIOS TOTAL RETURN FUND INC   COM              42327V109     4584   956923 SH       SOLE                   956923
HUNTSMAN CORP                  COM              447011107     4637   921940 SH       SOLE                   921940
MORGAN STANLEY                 INSD CA MUN      61745P825     2792   226060 SH       SOLE                   226060
NUVEEN TAX ADV FLTG RATE FUN   COM              6706EV102     1445   460275 SH       SOLE                   460275
NUVEEN MULT CURR ST GV INCM    COM              67090N109    15637  1039726 SH       SOLE                  1039726
NUVEEN MULTI STRAT INC & GR    COM              67073B106     4815   859854 SH       SOLE                   859854
NUVEEN MULTI STRAT INC GR FD   COM SHS          67073D102     6684  1164445 SH       SOLE                  1164445
LOEWS CORP                     COM              540424108    10827   395135 SH       SOLE                   395135
LIBERTY GLOBAL INC             COM SER A        530555101      434    27313 SH       SOLE                    27313
LIBERTY GLOBAL INC             COM SER C        530555309     9650   610352 SH       SOLE                   610352
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    16625  1226038 SH       SOLE                  1226038
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      367   242932 SH       SOLE                   242932
MFS CHARTER INCOME TR          SH BEN INT       552727109     6280   769593 SH       SOLE                   769593
MFS MULTIMARKET INCOME TR      SH BEN INT       552737108     5316   927735 SH       SOLE                   927735
MCCLATCHY CO                   CL A             579489105      485   970418 SH       SOLE                   970418
MTR GAMING GROUP INC           COM              553769100     3378  1351333 SH       SOLE                  1351333
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    11561   869866 SH       SOLE                   869866
MERCK & CO INC                 COM              589331107     8880   317609 SH       SOLE                   317609
MONTGOMERY STR INCOME SECS I   COM              614115103      298    20607 SH       SOLE                    20607
NII HLDGS INC                  CL B NEW         62913F201      123     6451 SH       SOLE                     6451
OWENS ILL INC                  COM NEW          690768403     4141   147854 SH       SOLE                   147854
PRESTIGE BRANDS HLDGS INC      COM              74112D101     1726   280700 SH       SOLE                   280700
PIMCO FLOATING RATE STRTGY F   COM              72201J104    11017  1470844 SH       SOLE                  1470844
PUTNAM MASTER INTER INCOME T   SH BEN INT       746909100     6552  1294925 SH       SOLE                  1294925
PARK OHIO HLDGS CORP           COM              700666100     1675   489749 SH       SOLE                   489749
PARKWAY PPTYS INC              COM              70159Q104     5144   395664 SH       SOLE                   395664
PROLOGIS                       SH BEN INT       743410102     6236   773713 SH       SOLE                   773713
PUTNAM PREMIER INCOME TR       SH BEN INT       746853100     1957   392200 SH       SOLE                   392200
Q E P INC                      COM              74727K102     1156   444620 SH       SOLE                   444620
RCN CORP                       COM NEW          749361200     4101   686948 SH       SOLE                   686948
SAFEGUARD SCIENTIFICS INC      COM              786449108      768   581800 SH       SOLE                   581800
ISTAR FINL INC                 COM              45031U101     5489  1932615 SH       SOLE                  1932615
SOUTHERN UN CO NEW             COM              844030106      336    18272 SH       SOLE                    18272
SAFEWAY INC                    COM NEW          786514208     9910   486484 SH       SOLE                   486484
TORCHMARK CORP                 COM              891027104     9824   265235 SH       SOLE                   265235
TRAVELERS COMPANIES INC        COM              89417E109    11938   290879 SH       SOLE                   290879
TESORO CORP                    COM              881609101     9058   711581 SH       SOLE                   711581
UNITRIN INC                    COM              913275103     8638   718623 SH       SOLE                   718623
VALERO ENERGY CORP NEW         COM              91913Y100    10257   607302 SH       SOLE                   607302
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    11965   613882 SH       SOLE                   613882
VERMONT PURE HOLDINGS LTD NEW  COM              924237100      687   858982 SH       SOLE                   858982
WINN DIXIE STORES INC          COM NEW          974280307     2931   233744 SH       SOLE                   233744
WILLIAMS COS INC DEL           COM              969457100     9407   602623 SH       SOLE                   602623
WESCO FINL CORP                COM              950817106    11287    38786 SH       SOLE                    38786
WHITE MTNS INS GROUP LTD       COM              G9618E107    12236    53453 SH       SOLE                    53453
WHX CORP                       COM PAR $.01 NEW 929248607      267   102567 SH       SOLE                   102567
XL CAP LTD                     CL A             G98255105    18249  1592439 SH       SOLE                  1592439
ASBURY AUTOMOTIVE GROUP INC    NOTE 3.000% 9/1  043436AG9     5032  6992000 SH       SOLE                  6992000
COVANTA HLDG CORP              DBCV 1.000% 2/0  22282EAA0     3039  3494000 SH       SOLE                  3494000
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7       55    58000 SH       SOLE                    58000
LEVEL 3 COMMUNICATIONS INC     NOTE 5.250%12/1  52729NBF6     5184  6357000 SH       SOLE                  6357000
LEVEL 3 COMMUNICATIONS INC     NOTE 3.500% 6/1  52729NBK5     5069  7106000 SH       SOLE                  7106000
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1    13686 17783000 SH       SOLE                 17783000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     6075 16169000 SH       SOLE                 16169000
NEXTEL COMMUNICATIONS INC      NOTE 5.250% 1/1  65332VAY9    14924 15124000 SH       SOLE                 15124000
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5     8439 10462000 SH       SOLE                 10462000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3    12513 16780000 SH       SOLE                 16780000
YELLOW ROADWAY CORP            NOTE 5.000% 8/0  985577AA3     5183 19318000 SH       SOLE                 19318000